Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 569,016	$ 512,279	$ 616,494
Administrative fee revenue from affiliates	14,300	7,868	5,994
Interest income	5,515	2,299	2,717
Interest expense and finance cost	(113,660)	(110,805)	(106,196)
Depreciation and amortization	(104,690)	(98,124)	(108,206)
Equity in net earnings of affiliated companies	57,751	19,344	48,228
Net (loss)/income attributable to Navios Holdings' common stockholders	(56,203)	(109,063)	175,485
Total assets	3,159,389	2,919,613	2,941,462
Goodwill	160,336	160,336	160,336
Capital expenditures	(237,498)	(145,934)	(57,690)
Investment in affiliates	344,453	335,303	197,291
Cash and cash equivalents	247,556	187,831	257,868	171,096
Restricted cash	2,564	2,041	24,704
Long-term debt (including current and noncurrent portion)	1,644,582	1,511,249	1,358,212
Dry bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	300,242	275,195	369,461
Administrative fee revenue from affiliates	14,300	7,868	5,994
Interest income	5,224	2,080	2,329
Interest expense and finance cost	(85,823)	(85,657)	(86,139)
Depreciation and amortization	(79,603)	(74,770)	(81,267)
Equity in net earnings of affiliated companies	57,751	19,344	48,228
Net (loss)/income attributable to Navios Holdings' common stockholders	(45,541)	(115,264)	175,388
Total assets	2,550,317	2,393,364	2,490,929
Goodwill	56,240	56,240	56,240
Capital expenditures	(145,840)	(86,538)	(40,024)
Investment in affiliates	344,453	335,303	197,291
Cash and cash equivalents	175,625	101,263	212,330
Restricted cash	2,564	2,041	24,704
Long-term debt (including current and noncurrent portion)	1,269,123	1,217,565	1,157,614
Logistics Business
Segment Reporting Information [Line Items]
Revenue	268,774	237,084	247,033
Administrative fee revenue from affiliates	0	0	0
Interest income	291	219	388
Interest expense and finance cost	(27,837)	(25,148)	(20,057)
Depreciation and amortization	(25,087)	(23,354)	(26,939)
Equity in net earnings of affiliated companies	0	0	0
Net (loss)/income attributable to Navios Holdings' common stockholders	(10,662)	6,201	97
Total assets	609,072	526,249	450,533
Goodwill	104,096	104,096	104,096
Capital expenditures	(91,658)	(59,396)	(17,666)
Investment in affiliates	0	0	0
Cash and cash equivalents	71,931	86,568	45,538
Restricted cash	0	0	0
Long-term debt (including current and noncurrent portion)	$ 375,459	$ 293,684	$ 200,598